Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Net revenue	$ 191,439,034	$ 119,498,274	$ 529,644,247	$ 345,278,337
Revenue, Product and Service [Extensible List]	us-gaap:HealthCarePatientServiceMember	us-gaap:HealthCarePatientServiceMember	us-gaap:HealthCarePatientServiceMember
Costs and expenses:
Cost of net revenue	$ 166,539,690	$ 100,226,876	$ 440,386,387	293,384,635
Cost, Product and Service [Extensible List]	us-gaap:HealthCarePatientServiceMember	us-gaap:HealthCarePatientServiceMember	us-gaap:HealthCarePatientServiceMember
General and administrative expenses	$ 14,346,919	$ 13,082,631	$ 56,492,554	18,068,821
Depreciation, excluding patient equipment depreciation	1,241,837	840,722	3,068,477	2,733,807
Total costs and expenses	182,128,446	114,150,229	499,947,418	314,187,263
Operating income	9,310,588	5,348,045	29,696,829	31,091,074
Interest expense, net	7,938,243	6,260,331	39,304,488	7,452,737
Loss on extinguishment of debt		2,121,451	2,121,451	1,398,929
Income (loss) before income taxes	1,372,345	(3,033,737)	(11,729,110)	22,239,408
Income tax expense	1,106,722	2,418,441	1,156,002	(2,097,705)
Net income (loss)	265,623	(5,452,178)	(12,885,112)	24,337,113
Income attributable to noncontrolling interest	423,785	348,139	2,110,783	1,076,766
Net loss attributable to AdaptHealth Corp.	$ (158,162)	$ (5,800,317)	$ (14,995,895)	$ 23,260,347
Net loss per common share:
Basic and diluted (per share)		$ (0.42)	$ (0.66)	$ 1.95
Weighted average shares outstanding for net loss attributable to AdaptHealth Corp.:
Basic and diluted (shares)	41,976,560	13,863,570	22,557,213	11,899,898